Description of Business (Tables)	9 Months Ended
Sep. 30, 2023
Accounting Policies [Abstract]
Summary of percentage of revenues
The following table summarizes the percentage of revenues and accounts receivable generated via our platform providers in excess of 10% of our total revenues and total accounts receivable:

	Revenue Concentration
	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
Apple	56.5%	54.1%	55.7%	54.2%
Facebook	16.2%	24.2%	17.2%	24.2%
Google	18.1%	18.6%	18.6%	18.7%

	Accounts Receivable Concentration
	As of September 30,	As of December 31,
	2023	2022
Apple	62.5%	55.8%
Facebook	9.4%	20.4%
Google	10.5%	17.7%